Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule Of Future Miinimum Lease Payments Under Operating Leases

Year	Amount

2016	$9
2017	1
2018	1
2019	1
2020	-
Thereafter	-
Total future minimum lease payments	$12